Prospectus Adviser Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prospectus-Adviser Class | Payden Absolute Return Bond Fund | Payden Absolute Return Bond Fund (Adviser Class)
Prospectus [Line Items]
Annual Return [Percent]	5.57%	7.38%